Borrowings - Schedule of Short-Term Borrowings (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Schedule of Short-Term Borrowings [Line Items]
Total short-term borrowings	$ 702,184	$ 493,054
Related Parties [Member]
Schedule of Short-Term Borrowings [Line Items]
Total short-term borrowings	13,780	90,024
Third-Party Individuals [Member]
Schedule of Short-Term Borrowings [Line Items]
Total short-term borrowings	$ 688,404	$ 403,030